Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)		Dec. 31, 2009 KRW		Dec. 31, 2010 KRW		Dec. 31, 2010 Variable Interest Entities USD ($)	Dec. 31, 2010 Variable Interest Entities KRW
ASSETS
Cash and cash equivalents	$ 5,031,852		4,363,125,000		5,689,011,000
Investments							2,263,157	2,558,725,000
Restricted cash (Note 4)	4,916,582		7,973,917,000		5,558,687,000
Interest-bearing deposits	2,104,108		2,164,004,000		2,378,905,000
Call loans and securities purchased under resale agreements (Note 5)	1,983,746		1,346,244,000		2,242,824,000
Trading assets (Note 6)	13,513,534		11,297,076,000		15,278,402,000
Securities:
Available-for-sale securities (Note 7)	24,233,133		27,611,895,000		27,397,981,000
Held-to-maturity securities (Note 7)	11,133,043	[1]	12,793,618,000	[1]	12,587,018,000	[1]
Loans (net of allowance for loan losses of (Won)3,637,994 in 2009 and (Won)3,395,864 in 2010) (Note 8)	156,190,873		165,593,546,000		176,589,401,000		7,416,957	8,385,612,000
Customers' liability on acceptances	3,503,207		2,780,290,000		3,960,725,000
Premises and equipment, net (Note 9)	2,093,900		2,437,014,000		2,367,364,000
Intangible assets (Note 10)	868,069		1,266,604,000		981,440,000
Goodwill (Note 10)	3,365,843		3,805,422,000		3,805,422,000
Security deposits	1,233,994		1,323,666,000		1,395,153,000
Other assets (Notes 11 and 24)	8,668,190		10,153,495,000		9,800,256,000		2,970,188	3,358,094,000
Total Assets	238,840,074		254,909,916,000		270,032,589,000		12,650,302	14,302,431,000
Deposits:
Interest-bearing (Note 12)	132,508,666		140,808,902,000		149,814,297,000
Non-interest-bearing (Note 12)	2,722,347		2,889,587,000		3,077,886,000
Trading liabilities (Note 6)	3,198,088		4,565,034,000		3,615,758,000
Acceptances outstanding	3,503,207		2,780,290,000		3,960,725,000
Short-term borrowings (Note 13)	7,138,917		9,714,857,000		8,071,259,000
Secured borrowings (Note 14)	7,337,605		7,944,390,000		8,295,896,000		4,143,437	4,684,570,000
Long-term debt (Notes 15 and 21)	41,124,887		44,794,981,000		46,495,799,000		114,280	129,205,000
Future policy benefits (Note 16)	9,152,085		8,310,238,000		10,347,347,000
Other liabilities							3,322,195	3,756,074,000
Accrued expenses and other liabilities (Notes 17 and 24)	11,626,947		12,552,247,000		13,145,427,000
Total liabilities	218,312,749		234,360,526,000		246,824,394,000		7,579,912	8,569,849,000
Commitments and contingencies (Note 31)	-		-
Equity
Common stock, (Won)5,000 par value; 1 billion shares authorized; 474,199,587 shares issued and outstanding in 2009 and 2010 (Note 20)	2,097,115		2,370,998,000		2,370,998,000
Redeemable convertible preferred stock, (Won)5,000 par value; 14,721,000 shares issued and outstanding in 2009 and 2010 (Note 21)	65,103		73,605,000		73,605,000
Redeemable preferred stock, (Won)5,000 par value; 28,990,000 shares issued and outstanding in 2009 and 2010 (Note 21)	128,206		144,950,000		144,950,000
Additional paid-in capital	7,109,206		8,037,718,000		8,037,668,000
Retained earnings (Note 22)	9,757,882		8,621,915,000		11,032,261,000
Accumulated other comprehensive income, net of taxes (Note 37)	1,004,675		969,013,000		1,135,888,000
Total Group stockholders' equity	20,162,187		20,218,199,000		22,795,370,000
Noncontrolling interest	365,138		331,191,000		412,825,000
Total Equity	20,527,325		20,549,390,000		23,208,195,000
Total liabilities and equity	$ 238,840,074		254,909,916,000		270,032,589,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.